(JEFFERSON FUNDS LOGO)

                               SEMI-ANNUAL REPORT
                                 APRIL 30, 2000

                                                                   June 23, 2000

Dear Fellow Investors,

Enclosed is the semiannual report for the period ended April 30, 2000. Since our last letter to shareholders, on October 31, 1999 the market has provided little in the way of return and has continued to be narrow. Market leadership remains confined to a short list of select large capitalization technology stocks. The broader list of small and medium sized companies has not participated in the market appreciation enjoyed by their larger company counterparts. This disparity has created a condition where many companies are selling at a substantial valuation discount to the market leaders suggesting that they are good values.

In the past, portfolio managers may have seen these discounts as an opportunity to reallocate resources into good companies with compelling valuation characteristics; lately that has not been the case. The market psychology has changed to one that is driven by price momentum. Stocks that are not moving up, or worse yet, those that are moving down in price are increasingly viewed as an opportunity cost which hurts portfolio performance. In the end, these stocks are sold to become the source of funds, which flow to that narrow group of stocks that are going higher in price.

To the extent that this market psychology seems persistent, we have adjusted the portfolio of the Growth and Income Fund. We continue to focus on the stocks of small and medium sized companies which show compelling valuation characteristics, but we are now attempting to focus on those value stocks that have also been displaying improving price momentum patterns. We are also working to stay fully invested in order to maximize shareholder returns.

In the financial sector, Real Estate Investment Trusts (REIT's), in particular had declined as a result of momentum focused investing. REIT's are an emerging asset class that continues to gain popularity with institutional investors as a liquid alternative to direct real estate ownership. Historically, equity REIT's have provided very competitive long-term rates of return with attractive dividend yields and a low correlation to both stocks and bonds. REIT's have enjoyed recent media attention as a result of the legendary value investor Warren Buffet announcing for the second time this year that he has personally made a number of investments in the sector and more recently Abbey Joseph Cohen, the well known portfolio strategist from Goldman Sachs, added REIT's to her asset allocation.

The Jefferson REIT Fund, introduced last February, is designed to provide shareholders with the option of investing in a diversified portfolio of real estate holdings through the funds ownership of publicly traded equity REIT's. The Jefferson REIT fund allows investors to participate in a high quality portfolio of real estate that is diversified by geographic region and property type.

The REIT asset class has started to outperform the broader market and has never been cheaper on an absolute or relative valuation basis. The fundamental supply outlook for real estate in most markets and property types is very positive. Low levels of new construction and high occupancy rates have helped to reinforce the limited supply outlook in most locations. And, robust domestic economic conditions have led to increased demand for space and higher rents in most markets. These positive supply and demand factors generally lead to higher real estate valuations and higher REIT prices and we expect these conditions to continue.

In prior shareholder letters we concluded that a defensive portfolio posture was more appropriate given the market environment. That posture proved timely as a broad based decline in the value of small and medium sized companies occurred during most of 1998 and 1999. We took advantage of this weakness in the market to expand the fund's holdings in common stocks and convertible bonds on a highly selective basis and have since used the general market volatility to reposition the portfolio into stronger sectors which display current price momentum.

In the last six months, The Jefferson Growth and Income Fund paid two regular quarterly dividends of $.14. The Jefferson REIT fund paid two regular quarterly dividends of $.34 and $.10 during the period.

We appreciate the support of our loyal investors and friends and look forward to continued success in 2000.

Sincerely,

/s/ Richard P. Imperiale

Richard P. Imperiale
Chairman

STATEMENT OF ASSETS AND LIABILITIES
APRIL 30, 2000 (UNAUDITED)

                                                        GROWTH &
                                                      INCOME FUND   REIT FUND
                                                      -----------   ---------
ASSETS:
  Investments, at current value
    (cost $5,405,807, $1,477,619)                      $4,961,316   $1,442,857
  Cash                                                    113,715           --
  Dividends receivable                                      2,320        1,933
  Interest receivable                                         845          531
  Receivable from Investment Adviser                       84,632       26,351
  Organization costs, net of accumulated amortization      11,929           --
  Other assets                                              4,377        1,445
                                                       ----------   ----------
        Total Assets                                    5,179,134    1,473,117
                                                       ----------   ----------

LIABILITIES:
  Payable for fund shares redeemed                         40,885       41,581
  Accrued expenses                                         62,318           --
  Other payable                                                --        3,620
                                                       ----------   ----------
        Total Liabilities                                 103,203       45,201
                                                       ----------   ----------
NET ASSETS                                             $5,075,931   $1,427,916
                                                       ----------   ----------
                                                       ----------   ----------

NET ASSETS CONSIST OF:
  Capital Stock                                        $5,593,250   $1,470,570
  Undistributed net investment income (loss)              (25,762)       7,429
  Undistributed accumulated net realized
    loss on investments                                   (47,066)     (15,321)
  Unrealized net (depreciation) of:
        Investments                                      (444,491)     (34,762)
                                                       ----------   ----------
        Total Net Assets                               $5,075,931   $1,427,916
                                                       ----------   ----------
                                                       ----------   ----------

  Shares outstanding (unlimited number authorized)        506,363      146,784
  Net asset value and offering price per share         $    10.02   $     9.73
                                                       ----------   ----------
                                                       ----------   ----------
  Maximum offering price per share                     $    10.60   $    10.30
                                                       ----------   ----------
                                                       ----------   ----------

                     See notes to the financial statements.

STATEMENT OF OPERATIONS
(UNAUDITED)

                                          GROWTH & INCOME FUND     REIT FUND
                                            SIX MONTHS ENDED   SIX MONTHS ENDED
                                             APRIL 30, 2000     APRIL 30, 2000
                                             --------------     --------------
INVESTMENT INCOME:
  Dividend income                              $  39,657            $ 41,563
  Interest income                                 39,277               4,857
  Other income                                     1,298                  --
                                               ---------            --------
        Total investment income                   80,232              46,420
                                               ---------            --------

EXPENSES:
  Investment advisory fees                        19,963               3,798
  Administration fees                              9,954               9,941
  Shareholder servicing and
    accounting fees and expense                   23,968              14,745
  Distribution fees                               10,863               2,356
  Custody fees                                     2,602               2,714
  Federal and state registration fees              2,360               3,087
  Professional fees                               16,871               5,107
  Reports to shareholders                          1,375               4,967
  Amortization of organization costs              11,826                  --
  Trustees' fees and expenses                        804                 851
  Miscellaneous                                    5,743                 452
                                               ---------            --------
      Total expense before waiver
        and reimbursement                        106,329              48,018
      Less: Waiver of expenses and
        reimbursement from Adviser               (44,564)            (36,916)
                                               ---------            --------
        Net expenses                              61,765              11,102
                                               ---------            --------
NET INVESTMENT INCOME                             18,467              35,318
                                               ---------            --------
REALIZED AND UNREALIZED GAIN:
  Net realized gain (loss) on investments        305,053             (15,110)
  Net change in unrealized appreciation
    (depreciation) of investment                (717,144)             91,096
                                               ---------            --------
        Net gain (loss) on investments          (412,091)             75,986
                                               ---------            --------
NET INCREASE IN NET ASSETS
  RESULTING FROM OPERATIONS                    $(393,624)           $111,304
                                               ---------            --------
                                               ---------            --------

                     See notes to the financial statements.

GROWTH & INCOME FUND
STATEMENT OF CHANGES IN NET ASSETS


                                             SIX MONTHS ENDED
                                              APRIL 30, 2000      YEAR ENDED
                                               (UNAUDITED)     OCTOBER 31, 1999
                                             ----------------  ----------------
OPERATIONS:
  Net investment income (loss)                 $   18,467         $  191,965
  Net realized gain (loss) on investments         305,053           (366,086)
  Change in unrealized appreciation
    (depreciation) on investments                (717,144)         1,036,486
                                               ----------         ----------
        Net increase (decrease) in net
          assets resulting from operations       (393,624)           862,365
                                               ----------         ----------

CAPITAL SHARE TRANSACTIONS:
  Shares sold                                   1,318,136            648,639
  Shares issued to holders in
    reinvestment of dividends                      50,242            529,665
  Shares redeemed                              (3,390,317)        (2,284,817)
                                               ----------         ----------
        Net increase (decrease) in net
          assets resulting from capital
          share transactions                   (2,021,939)        (1,106,513)
                                               ----------         ----------

DISTRIBUTIONS TO CLASS A SHAREHOLDERS:
  From net investment income                      (50,752)          (174,218)
  From net realized gains                              --           (284,551)
                                               ----------         ----------
        Total distributions to
          Class A shareholders                    (50,752)          (458,769)
                                               ----------         ----------

DISTRIBUTIONS TO CLASS B SHAREHOLDERS:
  From net investment income                           --            (22,394)
  From net realized gains                              --            (56,711)
                                               ----------         ----------
        Total distributions to
          Class B shareholders                         --            (79,105)
                                               ----------         ----------
TOTAL INCREASE IN NET ASSETS                   (2,466,315)          (782,022)

NET ASSETS:
  Beginning of year                             7,542,246          8,324,268
                                               ----------         ----------
  End of year (including undistributed net
    investment income (loss) of $1,069,
    $5,716, and $6,053 respectively)           $5,075,931         $7,542,246
                                               ----------         ----------
                                               ----------         ----------

                     See notes to the financial statements.

REIT FUND
STATEMENT OF CHANGES IN NET ASSETS

                                          SIX MONTHS ENDED   MARCH 1, 19991<F1>
                                           APRIL 30, 2000         THROUGH
                                            (UNAUDITED)       OCTOBER 31, 1999
                                          ----------------   ------------------
OPERATIONS:
  Net investment income (loss)               $   35,318          $   22,521
  Net realized gain (loss) on investments       (15,110)               (227)
  Change in unrealized appreciation
    (depreciation) on investments                91,096            (125,858)
                                             ----------          ----------
        Net increase (decrease) in net
          assets resulting from operations      111,304            (103,564)
                                             ----------          ----------

CAPITAL SHARE TRANSACTIONS:
  Shares sold                                   723,926           1,259,195
  Shares issued to holders in
    reinvestment of dividends                    28,203              11,350
  Shares redeemed                              (550,479)                (68)
                                             ----------          ----------
        Net increase (decrease) in net
          assets resulting from capital
          share transactions                    201,650           1,270,477
                                             ----------          ----------

DISTRIBUTIONS TO CLASS A SHAREHOLDERS:
  From net investment income                    (35,484)            (12,177)
  From net realized gains                            --                  --
                                             ----------          ----------
        Total distributions to
          Class A shareholders                  (35,484)            (12,177)
                                             ----------          ----------

DISTRIBUTIONS TO CLASS B SHAREHOLDERS:
  From net investment income                         --              (4,290)
  From net realized gains                            --                  --
                                             ----------          ----------
        Total distributions to
          Class B shareholders                       --              (4,290)
                                             ----------          ----------
TOTAL INCREASE IN NET ASSETS                    277,470           1,150,446

NET ASSETS:
  Beginning of year                           1,150,446                  --
                                             ----------          ----------
  End of year (including undistributed
    net investment income (loss) of $1,069,
    $5,716, and $6,053 respectively)         $1,427,916          $1,150,446
                                             ----------          ----------
                                             ----------          ----------

1<F1>  Commencement of operations.

                     See notes to the financial statements.

GROWTH & INCOME FUND
FINANCIAL HIGHLIGHTS

                                           SIX MONTHS
                                              ENDED
                                         APRIL 30, 2000          YEAR ENDED               YEAR ENDED               YEAR ENDED
                                           (UNAUDITED)        OCTOBER 31, 1999         OCTOBER 31, 1998         OCTOBER 31, 1997
                                         --------------     -------------------      -------------------      -------------------
                                             CLASS A        CLASS A     CLASS B      CLASS A     CLASS B      CLASS A     CLASS B
                                             -------        -------     -------      -------     -------      -------     -------
PER SHARE DATA:
  Net asset value,
   beginning of period                       $10.80         $10.40      $10.34       $12.26      $12.20       $10.91      $10.87
  Income from investment operations:
  Net investment income                        0.08           0.25        0.19         0.32        0.23         0.29        0.20
  Net realized and unrealized
    gains on securities                       (0.72)          0.86        0.83        (1.09)      (1.07)        1.40        1.39
                                             ------         ------      ------       ------      ------       ------      ------
       Total from
         investment operations                (0.64)          1.11        1.02        (0.77)      (0.84)        1.69        1.59
  Less distributions:
  Dividends from net
    investment income                         (0.14)         (0.27)      (0.18)       (0.32)      (0.25)       (0.29)      (0.21)
  Distributions from
    net realized gains                           --          (0.44)      (0.44)       (0.77)      (0.77)       (0.05)      (0.05)
                                             ------         ------      ------       ------      ------       ------      ------
       Total distributions                    (0.14)         (0.71)      (0.62)       (1.09)      (1.02)       (0.34)      (0.26)
                                             ------         ------      ------       ------      ------       ------      ------
  Net asset value, end of period             $10.02         $10.80      $10.74       $10.40      $10.34       $12.26      $12.20
                                             ------         ------      ------       ------      ------       ------      ------
                                             ------         ------      ------       ------      ------       ------      ------

TOTAL RETURN2<F3>,3<F4>                      (7.46%)        10.88%      10.09%       (7.01%)     (7.64%)      15.56%      14.68%

SUPPLEMENTAL DATA
  AND RATIOS:
  Net assets, in thousands,
    end of period                            $5,076         $6,336      $1,206       $6,838      $1,486       $6,815      $1,330
  Ratio of net expense
    to average net assets:
  Before expense reimbursement                3.18%4<F5>     2.65%       3.40%        2.75%       3.37%        2.96%       3.71%
  After expense reimbursement                 1.85%4<F5>     1.15%       1.90%        1.15%       1.78%        1.15%       1.90%
  Ratio of net investment income
    to average net assets:
  Before expense reimbursement                0.78%4<F5>     0.91%       0.18%        1.11%       0.50%        1.01%       0.26%
  After expense reimbursement                 0.55%4<F5>     2.41%       1.68%        2.71%       2.09%        2.82%       2.07%
  Portfolio turnover rate5<F6>               98.76%         94.73%      94.73%      136.94%     136.94%       98.37%      98.37%


GROWTH & INCOME FUND
FINANCIAL HIGHLIGHTS (CONTINUED)

                                                                                                   SEPTEMBER 1, 19951<F2>
                                                                                                          THROUGH
                                                                             OCTOBER 31, 1996         OCTOBER 31, 1995
                                                                           -------------------      --------------------
                                                                           CLASS A     CLASS B      CLASS A      CLASS B
                                                                           -------     -------      -------      -------
PER SHARE DATA:
   Net asset value,
    beginning of period                                                    $10.04      $10.03       $10.00       $10.00
   Income from investment operations:
   Net investment income                                                     0.27        0.21         0.04         0.03
   Net realized and unrealized
     gains on securities                                                     0.87        0.83           --           --
                                                                           ------      ------       ------       ------
          Total from
            investment operations                                            1.14        1.04         0.04         0.03
   Less distributions:
   Dividends from net
     investment income                                                      (0.27)      (0.20)          --           --
   Distributions from net realized gains                                       --          --           --           --
                                                                           ------      ------       ------       ------
          Total distributions                                               (0.27)      (0.20)          --           --
                                                                           ------      ------       ------       ------
   Net asset value, end of period                                          $10.91      $10.87       $10.04       $10.03
                                                                           ------      ------       ------       ------
                                                                           ------      ------       ------       ------

TOTAL RETURN2<F3>,3<F4>                                                    11.50%      10.49%        0.40%3<F4>   0.30%3<F4>

SUPPLEMENTAL DATA
  AND RATIOS:
   Net assets, in thousands,
     end of period                                                         $4,688        $412       $1,279         $133
   Ratio of net expense
     to average net assets:
   Before expense reimbursement                                             5.95%       6.70%       17.35%4<F5>  18.10%4<F5>
   After expense reimbursement                                              1.15%       1.90%        1.15%4<F5>   1.90%4<F5>
   Ratio of net investment income
     to average net assets:
   Before expense reimbursement                                            (1.77%)     (2.52%)     (14.95%)4<F5>(15.70%)4<F5>
   After expense reimbursement                                              3.03%       2.28%        1.25%4<F5>   0.50%4<F5>
   Portfolio turnover rate5<F6>                                           131.98%     131.98%           --           --

1<F2>  Commencement of operations.
2<F3> The total return calculation does not reflect the 5.5% front end sales charge for Class A.
3<F4>  Not annualized.
4<F5>  Annualized.
5<F6> During the period ended October 31, 1995, there were no sales of securities. Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued.

                     See notes to the financial statements.

REIT FUND
FINANCIAL HIGHLIGHTS

                                                                        SIX MONTHS ENDED              MARCH 1, 19991<F7>
                                                                         APRIL 30, 2000                    THROUGH
                                                                          (UNAUDITED)                  OCTOBER 31, 1999
                                                                       -----------------        ------------------------------
                                                                            CLASS A             CLASS A          CLASS B5<F11>
                                                                            -------             -------          -------------
PER SHARE DATA:
   Net asset value, beginning of period                                     $ 9.22              $10.00              $10.32
   Income from investment operations:
   Net investment income                                                      0.49                0.30                0.19
   Net realized and unrealized gains on securities                            0.46               (0.82)              (1.13)
                                                                            ------              ------              ------
          Total from investment operations                                    0.95               (0.52)              (0.94)
   Less distributions:
   Dividends from net investment income                                      (0.44)              (0.26)              (0.13)
   Distributions from net realized gains                                        --                  --                  --
                                                                            ------              ------              ------
          Total distributions                                                (0.44)              (0.26)              (0.13)
                                                                            ------              ------              ------
   Net asset value, end of period                                            $9.73               $9.22               $9.25
                                                                            ------              ------              ------
                                                                            ------              ------              ------

TOTAL RETURN2<F8>,3<F9>                                                     (1.24%)             (5.32%)             (9.14%)

SUPPLEMENTAL DATA AND RATIOS:
   Net assets, in thousands, end of period                                  $1,428              $  817              $  334
   Ratio of net expense to average net assets:
       Before expense reimbursement                                          7.54%4<F10>        12.71%4<F10>        20.90%4<F10>
       After expense reimbursement                                           1.74%4<F10>         1.15%4<F10>         1.90%4<F10>
   Ratio of net investment income to average net assets:
       Before expense reimbursement                                         (0.25%)4<F10>       (6.20%)4<F10>      (14.09%)4<F10>
       After expense reimbursement                                           5.55%4<F10>         5.36%4<F10>         4.90%4<F10>
   Portfolio turnover rate                                                   6.60%               1.36%               1.36%

  1<F7>   Commencement of operations.
  2<F8> The total return calculation does not reflect the 5.5% front end sales charge for Class A.
  3<F9>   Not annualized.
 4<F10>   Annualized.
 5<F11>   Class B shares did not have shareholders until April 1, 1999.

                     See notes to the financial statements.

GROWTH & INCOME FUND
SCHEDULE OF INVESTMENTS
APRIL 30, 2000 (UNAUDITED)

  NUMBER
OF SHARES                                                             VALUE
---------                                                             -----
           COMMON STOCKS -- 96.66%

           Application Software -- 6.26%
  6,000    Bsquare Corp.                                           $  105,000
  2,500    Rational Software Corp.                                    212,812
                                                                   ----------
                                                                      317,812
                                                                   ----------

           Chemicals -- 13.89%
 13,000    IMC Global, Inc.                                           200,687
 10,500    Cabot Corp.                                                283,500
  6,200    Rohm & Haas Co.                                            220,875
                                                                   ----------
                                                                      705,062
                                                                   ----------

           Computer Software -- 3.40%
  4,500    Autodesk, Inc.                                             172,687
                                                                   ----------

           Computer Integrated -- 1.29%
  5,000    Mentor Graphics                                             65,625
                                                                   ----------

           Construction -- 3.07%
  2,000    Dycom Industries                                           156,000
                                                                   ----------

           Entertainment & Leisure -- 9.90%
 14,000    Pinnacle Entertainment, Inc.                               280,875
  5,500    Anchor Gaming                                              221,375
                                                                   ----------

                                                                      502,250
                                                                   ----------

           Financial Services -- 13.47%
  8,000    Associated Banc Corp.                                      204,500
  6,200    MGIC Investment *<F12>                                     296,438
 17,500    Insignia Financial Group                                   182,656
                                                                   ----------
                                                                      683,594
                                                                   ----------

           Manufacturing -- 11.78%
 22,000    Noble International LTD *<F12>                             242,000
  7,000    Dover Co.                                                  355,688
                                                                   ----------
                                                                      597,688
                                                                   ----------

           Medical - Drugs -- 4.53%
  4,400    Vertex Pharmaceuticals, Inc.                               229,900
                                                                   ----------

           Multimedia -- 3.78%
  3,000    Gannett Co., Inc.                                          191,625
                                                                   ----------

           Network Products -- 6.17%
 10,000    Data Critical Corp.                                        116,250
  5,000    Xircom, Inc.                                               197,188
                                                                   ----------
                                                                      313,438
                                                                   ----------

           Oil Company -- 10.09%
 10,000    Berry Petroleum                                            158,125
  6,000    Murphy Oil Corp.                                           354,000
                                                                   ----------
                                                                      512,125
                                                                   ----------

           Semiconductor -- 4.33%
  3,000    Xilinx, Inc.                                               219,750
                                                                   ----------

           Real Estate Investment Trusts -- 4.70%
 28,500    Mission West Properties                                    238,688
                                                                   ----------
           TOTAL COMMON STOCKS
             (COST $5,349,294)                                      4,906,244
                                                                   ----------

PRINCIPAL
  AMOUNT
---------
           FIXED INCOME -- 1.08%
           U.S. Government
$ 6,734    Federal National Mortgage
             Association (FNMA)
             Pass-Thru Certificates Pool
             #050737, 6.00%, 05/01/00                                   6,680
 50,000    Financial Salomon Inc.
             7.50%, 09/29/2015                                         48,392
                                                                   ----------
           TOTAL FIXED INCOME
             (COST $56,513)                                            55,072
                                                                   ----------
           TOTAL INVESTMENTS
             (COST $5,405,807)                                      4,961,316
                                                                   ----------
           OTHER ASSETS IN EXCESS
             OF LIABILITIES -- 2.26%                                  114,615
                                                                   ----------
           TOTAL NET
             ASSETS -- 100.0%                                      $5,075,931
                                                                   ----------
                                                                   ----------

*<F12>  Non-income producing security.

                     See notes to the financial statements.

REIT FUND
SCHEDULE OF INVESTMENTS
APRIL 30, 2000 (UNAUDITED)

  NUMBER
OF SHARES                                                             VALUE
---------                                                             -----
           COMMON STOCKS -- 93.07%

           Healthcare -- 3.39%
  2,526    Healthcare Realty Trust                                 $   45,468
  1,500    Meditrust Corporation                                        3,000
                                                                   ----------
                                                                       48,468
                                                                   ----------

           Industrial -- 22.62%
  2,000    AMB Property Corp.                                          44,125
  1,100    Alexandria Real Estate
             Equities, Inc.                                            35,200
  1,100    Centerpoint Properties Trust                                39,463
  2,100    Duke-Weeks Realty Corporation                               45,544
  1,500    First Industrial Realty Trust                               45,094
  2,110    PBS Business Park, Inc.                                     46,948
  1,300    Prentiss Properties Trust                                   30,875
  1,016    Public Storage, Inc.                                        22,733
    500    Shurgard Storage Centers                                    13,094
                                                                   ----------
                                                                      323,076
                                                                   ----------

           Office -- 17.13%
  1,000    Boston Properties, Inc.                                     34,875
  1,800    Brandywine Realty Trust                                     31,275
  1,500    Carramerica Realty Corporation                              35,625
  1,600    Equity Office Properties                                    43,500
  2,100    Great Lakes REIT, Inc.                                      31,763
  5,000    Mission West Properties                                     41,875
  1,000    SL Green Realty Corp.                                       25,687
                                                                   ----------
                                                                      244,600
                                                                   ----------

           Residential -- 20.28%
  2,000    Archstone Communities Trust                                 43,250
    800    Apartment Investment
             & Management                                              31,800
  1,400    Avalonbay Communities, Inc.                                 54,775
    800    Chateau Properties, Inc.                                    20,800
  1,400    Equity Residential
             Properties Trust                                          63,700
  1,200    Home Properties of NY, Inc.                                 33,600
  1,400    New Plan Excel Realty Trust                                 20,125
  1,000    Pacific Gulf Properties                                     21,500
                                                                   ----------
                                                                      289,550
                                                                   ----------

           REIT Diversified -- 5.77%
  1,000    Liberty Property Trust                                      24,750
  1,300    Spieker Properties, Inc.                                    57,606
                                                                   ----------
                                                                       82,356
                                                                   ----------

           Retail -- 17.86%
  1,000    Chelsea GCA Realty, Inc.                                    32,625
  1,000    General Growth Inds.                                        32,875
  2,000    JDN Realty Corporation                                      19,375
    800    Kimco Realty                                                31,850
  2,000    Simon Property Group, Inc.                                  50,750
  1,600    Vornado Realty Trust                                        55,200
    800    Weingarten Realty Inv                                       32,400
                                                                   ----------
                                                                      255,075
                                                                   ----------

           Specialty -- 6.02%
  2,000    Hospitality Properties Trust                                44,500
  1,700    Plum Creek Timber Co.                                       41,437
                                                                   ----------
                                                                       85,937
                                                                   ----------
           TOTAL COMMON STOCKS
             (COST $1,363,824)                                      1,329,062
                                                                   ----------

PRINCIPAL
  AMOUNT
 -------
           SHORT-TERM INVESTMENTS -- 7.97%
           Variable Rate Demand Notes -- 7.97%
$56,150    Wisconsin Corp. Cent. Credit
             Union, 5.83%, 12-31-2031                                  56,150
 32,477    Sara Lee Corporation
             5.764%, 12-31-2031                                        32,477
 21,724    Warner Lambert
             5.76%, 12-31-2031                                         21,724
  3,444    General Mills, Inc.
             5.769%, 12-31-2031                                         3,444
                                                                   ----------
           TOTAL SHORT-TERM INVESTMENTS
             (COST $113,795)                                          113,795
                                                                   ----------
           TOTAL INVESTMENTS
             (COST $1,477,619)                                      1,442,857
                                                                   ----------
           LIABILITIES IN EXCESS OF
             OTHER ASSETS -- (1.04)%                                  (14,941)
                                                                   ----------
           TOTAL NET
             ASSET -- 100.00%                                      $1,427,916
                                                                   ----------
                                                                   ----------

                     See notes to the financial statements.

NOTES TO THE FINANCIAL STATEMENTS
APRIL 30, 2000 (UNAUDITED)

1).  ORGANIZATION

The Jefferson Fund Group Trust (the "Trust") was organized as a business trust under the laws of Delaware on January 20, 1995 and registered under the Investment Company Act of 1940, as amended (the "1940 Act") as an open-end management investment company issuing its shares in series, each series representing a distinct portfolio with its own investment objective and policies. The series presently authorized are the Jefferson Growth and Income Fund (the "Growth Fund"), the Jefferson Regional Bank Fund (the "Regional Bank Fund"), and the Jefferson REIT Fund (the "REIT Fund"), collectively known as (the "Funds").

Costs incurred by the Trust in connection with the organization, registration and initial public offering of shares aggregated $65,659, and are being amortized over the period of benefit, but not to exceed sixty months from the date the Trust commenced operations. The only series authorized at the commencement of operations was the Growth Fund. The Regional Bank Fund and the REIT Fund commenced operations on March 1, 1999, all organizational costs incurred by the Trust in connection with the organization, registration and initial public offering of these series were expensed as incurred.

The Trust is authorized to issue an unlimited number of shares without par value, of each series. The Trust has issued one class of shares of the Funds:
Class A. The Class A shares are subject to a service organization fee of 0.25% pursuant to Rule 12b-1 and a front-end sales charge imposed at the time of purchase in accordance with the Fund's prospectus. The maximum front-end sales charge is 5.50% of the offering price of 5.82% of the net asset value.

2).  SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Funds in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles.

a). Investment Valuations -- Securities which are traded on a national or recognized stock exchange are valued at the last sale price on the securities exchange on which such securities are primarily traded. Exchange-traded securities for which there were no transactions that day are valued at the most recent bid prices. Securities traded on only over-the-counter markets are valued on the basis of closing over-the-counter bid prices. Instruments with a remaining maturity of 60 days or less are valued on an amortized cost basis. Securities for which market quotations are not readily available, and securities which are restricted as to resale are valued at fair value as determined by the investment adviser under the supervision of the Board of Trustees. Portfolio securities which are primarily traded on foreign securities exchanges are generally valued at the preceding closing values of such securities on their respective exchanges, except when an occurrence subsequent to the time a value was so established is likely to have changed such value.

Because the REIT Fund may invest a substantial portion of its assets in Real Estate Investment Trusts ("REITs"), the Fund may be subject to certain risks associated with direct investment in REITs. REITs may be affected by changes in the value of their underlying properties and by defaults by borrowers and tenants. REITs depend generally on their ability to generate cash flow to make distributions to shareholders, and certain REITs have self-liquidation provisions by which mortgages held my be paid in full and distributions of capital returns may be made at any time.

On January 6, 2000 the Board of Trustees voted to eliminate the Class B shares of the Jefferson Growth and Income Fund and the Jefferson REIT Fund. Thus effective the close of business on February 14, 2000, Class B shares were converted to Class A shares of each respective Fund. The shareholders did not pay the contingent deferred sales charge. Class B shareholders received shares of Class A based on their Class B balance.

b). Federal Income Taxes -- Provision for federal income taxes or excise taxes has not been made since the Funds have elected to be taxed as "regulated investment companies" and intends to distribute substantially all taxable income to their shareholders and otherwise comply with the provisions of the Internal Revenue Code applicable to regulated investment companies.

Generally accepted accounting principles require that permanent differences between financial reporting and tax reporting be reclassified between various components of net assets.

c). Income and Expenses -- The Funds are charged for those expenses that are directly attributable to the portfolio, such as advisory, administration and certain shareholder service fees. Net investment income other than class specific expenses, and realized and unrealized gains and losses are allocated daily to each class of shares based upon the relative net asset value of outstanding shares at the beginning of the day (after adjusting for the current capital share activity of the respective class).

d). Distributions to Shareholders -- Dividends from net investment income are declared and paid on a calendar quarter basis. Distributions of net realized capital gains, if any, will be declared at least annually.

A portion of the dividend income recorded by the REIT Fund is from distributions by publicly traded REITs and such distributions for tax purposes may consist of capital gains and return of capital. The actual return of capital and capital gains portions of such distributions will be determined by formal notifications from the REITs subsequent to the calendar year-end. Distributions received from the REITs that are determined to be a return of capital are recorded by the REIT Fund as a reduction of the cost basis of the securities held. The character of such distributions, for tax purposes, is determined by the REIT Fund based on estimates and information received by the REIT Fund from the REITs.

e). Written Option Accounting -- When a Fund sells an option, an amount equal to the premium received by the Fund is included in the Statement of Assets and Liabilities as an asset and an equivalent liability. The amount of the liability is subsequently marked-to-market to reflect the current value of the option written. By writing an option, the Fund may become obligated during the term of the option to deliver or purchase the securities underlying the option at the exercised price if the option is exercised.

Option contracts are valued at the average of the current bid and asked price reported on the day of valuation. When an option expires on its stipulated expiration date or the Fund enters into a closing purchase transaction, the Fund realizes a gain or loss if the cost of the closing purchase transaction differs from the premium received when the option was sold without regard to any unrealized gain or loss on the underlying security, and the liability related to such option is eliminated. When an option is exercised, the Fund realizes a gain or loss from the sale of the underlying security, and the proceeds from such sale are increased by the premium originally received.

f). Use of Estimates -- The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

g). Other -- Investment and shareholder transactions are recorded on trade date. The Funds determine the gain or loss realized from the investment transactions by comparing the original cost of the security lot sold with the net sale proceeds. Dividend income is recognized on the ex-dividend date and interest income is recognized on an accrual basis.

3).  CAPITAL SHARE TRANSACTIONS

Transactions in shares of the Funds were as follows:

GROWTH FUND

                                                    CLASS A
                                 ---------------------------------------------
                                     YEAR ENDED                YEAR ENDED
                                   APRIL 30, 2000           OCTOBER 31, 1999
                                 ------------------       --------------------
                                 AMOUNT      SHARES       AMOUNT        SHARES
                                 ------      ------       ------        ------
   Shares sold                $ 1,318,136    122,912    $   575,170    54,954
   Shares issued to
     holders in reinvest-
     ment of dividends             44,402      4,040        455,884    43,349
   Shares redeemed             (2,188,634)  (207,022)    (1,800,417) (168,773)
                              -----------   --------    -----------  --------
   Net increase
     (decrease)               $  (826,096)   (80,070)   $  (769,363)  (70,470)
                              -----------   --------    -----------  --------
                              -----------   --------    -----------  --------

                                                    CLASS B
                                 ---------------------------------------------
                                     YEAR ENDED                YEAR ENDED
                                   APRIL 30, 2000           OCTOBER 31, 1999
                                 ------------------       --------------------
                                 AMOUNT      SHARES       AMOUNT        SHARES
                                 ------      ------       ------        ------
   Shares sold                $        --         --    $    73,469     6,783
   Shares issued to
     holders in reinvest-
     ment of dividends              5,839        534         73,782     7,053
   Shares redeemed             (1,201,683)  (112,800)      (475,964)  (45,323)
                              -----------   --------    -----------  --------
   Net increase
     (decrease)               $(1,195,844)  (112,266)   $  (328,713)  (31,487)
                              -----------   --------    -----------  --------
                              -----------   --------    -----------  --------

REIT FUND

                                                    CLASS A
                                 ---------------------------------------------
                                    PERIOD ENDED              PERIOD ENDED
                                   APRIL 30, 2000           OCTOBER 31, 1999
                                 ------------------       --------------------
                                 AMOUNT      SHARES       AMOUNT        SHARES
                                 ------      ------       ------        ------
   Shares sold                $   679,416     75,007    $   880,044    86,723
   Shares issued to
     holders in reinvest-
     ment of dividends             23,013      2,502          7,465       776
   Shares redeemed               (175,121)   (19,292)           (68)       (8)
                              -----------   --------    -----------  --------
   Net increase               $   527,308     58,217    $   887,441    87,491
                              -----------   --------    -----------  --------
                              -----------   --------    -----------  --------

                                                    CLASS B
                                 ---------------------------------------------
                                    PERIOD ENDED              PERIOD ENDED
                                   APRIL 30, 2000           OCTOBER 31, 1999
                                 ------------------       --------------------
                                 AMOUNT      SHARES       AMOUNT        SHARES
                                 ------      ------       ------        ------
   Shares sold                $    44,511      4,787    $   369,236    35,666
   Shares issued to
     holders in reinvest-
     ment of dividends              5,190        563          3,886       403
   Shares redeemed               (375,359)   (41,419)            --        --
                              -----------   --------    -----------  --------
   Net increase               $  (325,658)   (36,069)   $   373,122    36,069
                              -----------   --------    -----------  --------
                              -----------   --------    -----------  --------

4).  INVESTMENT TRANSACTIONS

The aggregate purchases and sales of securities, excluding short-term investments, by the Funds for the period ended April 30, 2000, were as follows:

                                        PURCHASES             SALES
                                        ---------             ------
GROWTH FUND
     U.S. Government                    $       --          $    8,886
     Other                               4,660,361           6,049,573
REIT FUND
     U.S. Government                    $       --          $       --
     Other                                 364,699              70,712

At April 30, 2000, gross unrealized appreciation and depreciation of investments for federal income tax purposes was as follows:

GROWTH FUND
     Appreciation                                                 $ 373,733
     (Depreciation)                                                (818,224)
                                                                  ---------
     Net unrealized appreciation
       on investments                                             $(444,491)
                                                                  ---------
                                                                  ---------

REIT FUND
     Appreciation                                                 $  52,926
     (Depreciation)                                                 (87,688)
                                                                  ---------
     Net unrealized appreciation
       on investments                                             $ (34,762)
                                                                  ---------
                                                                  ---------

At April 30, 2000, the cost of investments for federal income tax purposes for the Growth Fund, and the REIT Fund were $5,405,807, and $1,477,619 respectively.

Transactions in call options written during the period ended April 30, 2000 for the Growth Fund were as follows:

                                                      NUMBER        PREMIUMS
                                                      ------        --------
Options outstanding at beginning of year               2,500        $ 4,100
Options expired                                       (2,500)        (4,100)
                                                      ------        -------
Options outstanding at end of year                         0        $     0
                                                      ------        -------
                                                      ------        -------

5).  INVESTMENT ADVISORY AND OTHER
     AGREEMENTS

Uniplan, Inc. is the Investment Adviser for the Growth Fund and the REIT Fund. Marshall Capital Management, Inc. is the Investment Adviser for the Regional Bank Fund.

Pursuant to their Advisory Agreements with the Funds, the Advisers are entitled to receive a fee, calculated daily and payable monthly, at the annual rate of 0.60% as applied to the Funds' daily net assets.

The Trust entered into a distribution and servicing agreement with Adviser Dealer Services, Inc. (the "Distributor"). The Trust has adopted a Class A Servicing Fee Plan whereby the Funds pay the Distributor servicing fees of up to 0.25% annually, calculated as a percentage of each Fund's average daily net assets attributable to Class A shares.

If the aggregate annual operating expenses (excluding interest, taxes, brokerage commissions and other costs incurred in connection with the purchase or sale of portfolio securities, and extraordinary items) exceed 1.50% of average net assets for Class A , the Advisers may waive or may reimburse the Funds for the amount of such excess. Accordingly, for the period ended April 30, 2000, the Advisers have waived and reimbursed the Growth Fund and REIT Fund $44,564 and $36,916, respectively.

The Distributor has not received any front-end sales charges on Class A shares for the period ended April 30, 2000. Firstar Mutual Fund Services, LLC serves as Transfer Agent, Administrator and Accounting services agent for the Fund. Firstar Bank Milwaukee, N.A. serves as Custodian for the Fund.

                               INVESTMENT ADVISER
                                 Uniplan, Inc.
                           839 North Jefferson Street
                                   Suite 201
                              Milwaukee, WI 53202
                                 (800) 216-9785

                            ADMINISTRATOR, TRANSFER
                         AGENT & DIVIDEND PAYING AGENT
                       Firstar Mutual Fund Services, LLC
                            615 East Michigan Street
                               Milwaukee, WI 53202

                                   CUSTODIAN
                               Firstar Bank N.A.
                            615 East Michigan Street
                               Milwaukee, WI 53202

                                  DISTRIBUTOR
                         Adviser Dealer Services, Inc.
                              6000 Memorial Drive
                                Dublin, OH 43017

                                 LEGAL COUNSEL
                                Foley & Lardner
                           777 East Wisconsin Avenue
                              Milwaukee, WI  53202

                            INDEPENDENT ACCOUNTANTS
                                    KPMG LLP
                             303 East Wacker Drive
                               Chicago, IL 60601